Acquisition - Intangible Assets (Details) - RF Power $ in Millions	Mar. 06, 2018 USD ($)
Business Acquisition [Line Items]
Asset Amount	$ 149.0
Estimated Life (in years)	13 years 9 months 18 days
Lease agreement
Business Acquisition [Line Items]
Asset Amount	$ 1.0
Estimated Life (in years)	10 years
Customer relationships
Business Acquisition [Line Items]
Asset Amount	$ 92.0
Estimated Life (in years)	15 years
Developed technology
Business Acquisition [Line Items]
Asset Amount	$ 44.0
Estimated Life (in years)	14 years
Non-compete agreements
Business Acquisition [Line Items]
Asset Amount	$ 12.0
Estimated Life (in years)	4 years